SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLAN
SHARE OPTION PLAN

In November 2006, the Board of Directors approved the Ship Finance International Limited Share Option Scheme (the "Option Scheme"). The Option Scheme will expire in November 2026, following the renewal in November 2016. The terms and conditions remain unchanged from those originally adopted in November 2006 and permits the Board of Directors, at its discretion, to grant options to employees, officers and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid-in capital. As of December 31, 2018 additional paid-in capital was credited with $0.5 million relating to the fair value of options granted in March 2016, September 2017 and April 2018.

As of December 31, 2018 no options were exercised under the Option Scheme.

During the year ended December 31, 2018, the Company awarded a total of 83,000 options to officers and employees, pursuant to the Company's Share Option Scheme. The options have a five year term and a three year vesting period and the first options will be exercisable from April 2019 onwards. The initial strike price was $14.67 per share.

The following summarizes share option transactions related to the Option Scheme in 2018, 2017 and 2016:

	2018		2017		2016
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	369,500	12.20	279,000	13.03	125,000	12.56
Granted	83,000	14.67	113,000	14.30	279,000	14.38
Exercised	—	—	(7,500)	11.78	(125,000)	12.11
Forfeited	(35,000)	10.03	(15,000)	11.78	—	—
Options outstanding at end of year	417,500	11.43	369,500	12.20	279,000	13.03

Exercisable at end of year	111,500	10.03	85,500	11.43	—	—

The exercise price of each option is progressively reduced by the amount of any dividends declared. The above figures show the average of the reduced exercise prices at the beginning and end of the year for options then outstanding. For options granted, exercised or forfeited during the year, the above figures show the average of the exercise prices at the time the options were granted, exercised or forfeited, as appropriate.

The fair values of options granted are estimated on the date of the grant, using the Black-Scholes-Merton option valuation model. The fair values are then expensed over the periods in which the options vest. The weighted average fair value of options granted in 2018 was $3.49 per share as at grant date (2017: $3.77; 2016: $3.06). The weighted average assumptions used to calculate the fair values of the new options granted in 2018 were (a) risk free interest rate of 2.63% (2017: 1.58%; 2016: 1.08%); (b) expected share price volatility of 29.5% (2017: 33.0%; 2016: 31.3%); (c) expected dividend yield of 0% (2017: 0%; 2016: 0%) and (d) expected life of options 3.5 years (2017: 3.5 years; 2016: 3.5 years).

The total intrinsic value of options exercised in 2018 was $nil on the day of exercise (2017: $0.02 million; 2016: $0.3 million). The total amount of cash received from options exercised in 2018 was $nil (2017: $0.1 million; 2016: $0.1 million).

As of December 31, 2018, there are 111,500 options fully vested but not exercised (2017: 85,500 options; 2016: nil options) and their intrinsic value amounted to $nil (2017: $0.3 million; 2016: $nil). The weighted average remaining term of the vested exercisable options is 2.7 years as of December 31, 2018.

As of December 31, 2018, the unrecognized compensation costs relating to non-vested options granted under the Option Scheme was $0.3 million (2017: $0.5 million; 2016: $0.5 million) and their intrinsic value amounted to $nil (2017: $0.9 million; 2016: $0.5 million). This cost will be recognized over the remaining vesting periods, which average 1.4 years (2017: 2.0 years; 2016: 2.2 years).

During the year ended December 31, 2018, the Company recognized an expense of $0.5 million in compensation cost relating to the stock options (2017: $0.4 million; 2016: $0.4 million).